Debt - Warrant - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	May 03, 2016	Jan. 29, 2016	Feb. 27, 2015	Dec. 08, 2014	Aug. 05, 2014	Dec. 31, 2013	May 23, 2013
Debt Instrument [Line Items]
Fair value of warrants, non-current		$ 443
Fair value of warrant, current			$ 308
Common Stock Warrant [Member]
Debt Instrument [Line Items]
Warrant exercisable price		$ 0.013							$ 0.013
Capital Royalty Partners Term Loan [Member]
Debt Instrument [Line Items]
Debt discount			$ 200	$ 200
Capital Royalty Partners Term Loan [Member] | Common Stock Warrant [Member]
Debt Instrument [Line Items]
Number of securities into which the warrants to be converted		177,347				1,802				3,588,870
Fair value of issued warrants										$ 3,267
Warrant exercisable price		$ 0.013								$ 0.013
Fair value of warrants, non-current	$ 17
Capital Royalty Partners Term Loan [Member] | Series D Warrants Series D Preferred Shares [Member]
Debt Instrument [Line Items]
Number of securities into which the warrants to be converted							24,526	152,821
Warrant exercisable price							$ 0.013	$ 0.013
Fair value of warrants, change in fair value		$ 1,729
Capital Royalty Partners Term Loan [Member] | Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Number of securities into which the warrants to be converted					16,000,000
Warrant exercisable price					$ 1.25
Fair value of warrant, current					$ 4,000,000
Common Stock [Member] | Capital Royalty Partners Term Loan [Member]
Debt Instrument [Line Items]
Number of securities into which the warrants to be converted					3,816,960
Warrant [Member] | Capital Royalty Partners Term Loan [Member]
Debt Instrument [Line Items]
Debt discount	282	$ 3,944
Amortized debt discount	$ 3,662